Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000018454 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018454 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000018454 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000018454 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000018454 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000018454 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000018454 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000018454 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000018454 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000018454 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000018454 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000018454 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000018454 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000018454 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000018454 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000018456 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018456 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000018456 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000018456 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000018456 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000018456 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000018456 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000018456 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000018456 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000018456 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000018456 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000018456 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000018456 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000018456 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000018456 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000052177 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000052177 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000052177 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000052177 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000052177 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000052177 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000052177 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000052177 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000052177 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000052177 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000052177 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000052177 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000052177 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000052177 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000052177 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000188230 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188230 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000188230 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000188230 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000188230 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000188230 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000188230 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000188230 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000188230 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000188230 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000188230 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000188230 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000188230 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000188230 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000188230 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000018458 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018458 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000018458 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000018458 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000018458 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000018458 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000018458 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000018458 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000018458 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000018458 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000018458 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000018458 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000018458 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000018458 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000018458 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000018457 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018457 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000018457 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000018457 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000018457 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000018457 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000018457 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000018457 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000018457 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000018457 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000018457 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000018457 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000018457 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000018457 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000018457 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000052178 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000052178 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000052178 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000052178 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000052178 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000052178 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000052178 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000052178 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000052178 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000052178 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000052178 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000052178 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000052178 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000052178 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000052178 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000052179 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000052179 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000052179 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000052179 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000052179 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000052179 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000052179 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000052179 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000052179 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000052179 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000052179 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000052179 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000052179 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000052179 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000052179 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158205 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158205 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000158205 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000158205 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000158205 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000158205 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000158205 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000158205 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000158205 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000158205 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000158205 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000158205 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000158205 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000158205 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000158205 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158206 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158206 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000158206 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000158206 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000158206 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000158206 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000158206 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000158206 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000158206 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000158206 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000158206 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000158206 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000158206 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000158206 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000158206 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158207 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158207 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.21%
C000158207 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.49%
C000158207 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	61.21%
C000158207 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.57%
C000158207 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.99%
C000158207 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.61%
C000158207 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000158207 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000158207 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.82%
C000158207 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.06%
C000158207 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000158207 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.29%
C000158207 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.81%
C000158207 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.20%

[1]	Amount is less than 0.01%
[2]	Amount is less than 0.01%
[3]	Amount is less than 0.01%
[4]	Amount is less than 0.01%
[5]	Amount is less than 0.01%
[6]	Amount is less than 0.01%
[7]	Amount is less than 0.01%
[8]	Amount is less than 0.01%
[9]	Amount is less than 0.01%
[10]	Amount is less than 0.01%
[11]	Amount is less than 0.01%